Income Taxes - Schedule of Deferred Income Taxes (Detail) - USD ($) $ in Thousands	Mar. 31, 2019	Mar. 31, 2018
Deferred tax assets:
Operating carryforward loss	$ 4,383	$ 4,745
Capital carryforward loss	18,301	17,219
Deferred revenue	19,726	19,245
Property, plant, and equipment	1,440
Intangible assets	41,420
Accrued expenses	50,742	50,704
Bad debt allowance	83	46
Amortization and impairment		6,207
Hedge accounting	84
Other, net	7,448	6,310
Total deferred tax assets	143,627	104,476
Valuation allowance for deferred tax assets	(24,652)	(17,219)
Net deferred tax assets	118,975	87,257
Deferred tax liabilities:
Property, plant, and equipment	(8,803)	(2,873)
Marketable securities	(1,924)
Other, net	(259)	(355)
Total deferred tax liabilities	(10,986)	(3,228)
Net deferred tax assets	107,989	84,029
Net deferred tax assets alternative
Domestic	5,684	13,004
Foreign	102,305	71,025
Net deferred tax assets	$ 107,989	$ 84,029